UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2022

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (the “Curasset Capital Funds”)

ANNUAL
REPORT

For the Period Ended September 30, 2022

Curasset Capital Management, LLC

Curasset Capital Management
Core Bond Fund*

Curasset Capital Management
Limited Term Income Fund*

*Commencement of Operations December 1, 2021

Curasset Capital Management Funds

Important Disclosure Statement

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Funds”) prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, 12b-1 fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Curasset Capital Management, LLC is the investment advisor of the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Funds’ total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

ANNUAL REPORT

ANNUAL REPORT

Curasset Capital Management
Core Bond Fund

Shareholder LetterSeptember 30, 2022

Dear Shareholders,

Instead of the old expression “may you live in interesting times”, 2022’s mantra may very well be “may you live in interest rate times.” Since Curasset Capital Management Core Bond Fund’s inception date of 12/1/2021, the case may be made for both. For the almost 10-month period, ending 9/30/2022, the fund returned -11.10% net of fees vs. a return of -14.91% for the Bloomberg US Aggregate Bond Index1 benchmark. We achieved favorable performance while continuing to develop our research and operational capabilities including establishing trading relationships with broker dealers, implementing research models, and adding three employees (one of whom, Young-Sup Lee, now serves as Chief Risk Officer for the firm).

The benchmark 10-year treasury yield increased significantly during this period. The rise followed five Federal Reserve rate hikes, including 3 consecutive +75 basis-point (bps)2 increases. This accompanied heightened volatility and inflation numbers coinciding with supply chain disruptions, war in Ukraine, China’s implementation of a “Zero Covid” policy disrupting growth, and continued pandemic risks.

As mentioned above, the largest driver for bond losses this year has been treasury rates. Bloomberg Treasury Index3 experienced a historically large negative return. We positioned the fund short duration4 versus its benchmark and peers, contributing to our outperformance. We also made a decision to reduce our duration under-weight to decrease the risk from market volatility which has increased substantially. We are now closely monitoring rate changes and setting triggers to review our exposure in order to manage risk on our rate hedging strategies. This is an important component of our investment process.

In credit/spread markets, excess returns (i.e., spread returns) were negative across the board. While underweight during many of the early months, our current position is more neutral corporate bonds, although with a short duration bias. Asset-Backed Securities (“ABS”)5 has performed the best (and been the least volatile) in the spread world. Our overweight to this sector has helped the Fund generate income while avoiding the risks of longer and sometimes riskier alternatives including CLOs, non-agency mortgages, agency Mortgage-Backed Securities (“MBS”)6 and other securities held by peers. Finally, we had very little in agency MBS as we wanted to avoid adding negative convexity in a high volume environment and were concerned about valuation levels due to changing technicals with the Federal Reserve exiting its role as a major buyer of MBS. We will continue to observe trends in the MBS market for attractive entry points.

Sincerely,

Avinand J. Jutagir, CFA
President/Portfolio Manager
Currasset Capital Management

ANNUAL REPORT

Curasset Capital Management Core Bond Fund

Shareholder Letter - continuedSeptember 30, 2022

1Bloomberg US Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

2A basis point is a unit of measure for interest rates and other percentages in finance.

3Bloomberg Treasury Index tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets.

4Duration is the measure of the price sensitivity of a bond to changes in interest rates.

5An asset-backed security is a type of financial investment that is collateralized by an underlying pool of assets.

6A mortgage-backed security is a debt security that is collateralized by a mortgage or collection of mortgages.

Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

Curasset Capital Management Limited Term Income Fund is distributed by Foreside Fund Services, LLC.

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus. Please read it carefully before investing.

Mutual funds involve risk including possible loss of principal. There is no assurance that the Fund will achieve its investment objective. The market price of a security may decline due to general market conditions that are not specifically related to a particular company, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. The prices of fixed income securities respond to economic developments as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities.

Investors cannot directly invest in an index.

Asset and mortgage back securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset and mortgage back securities are subject to prepayment and extension risks.

Curasset Capital Management
Core Bond Fund

GROWTH OF $10,000 INVESTMENT IN
THE CURASSET CAPITAL MANAGEMENT CORE BOND FUND VS.
BLOOMBERG US AGGREGATE BOND INDEX (unaudited)
$11
$10
$9
$8
In Thousands
$8,890
$8,509
12/1/21
3/31/22
9/30/22
Past performance is not predictive of future performance.
Curasset Capital Management Core Bond Fund
Bloomberg US Aggregate Bond Index

Total Return Since Inception 12/1/2021 to 9/30/2022
Curasset Capital Management Core Bond Fund	-11.10%
Bloomberg US Aggregate Bond Index	-14.91%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS, ABS and CMBS.

ANNUAL REPORT

		Principal	Fair Value
95.62%	DEBT SECURITIES

40.19%	CORPORATE BONDS
0.26%	Communication Services:
	Sprint Corp 06/15/2024 7.125%	$450,000	$456,732

5.52%	Consumer Discretionary:
	AutoNation Inc 03/01/2032 3.850%	1,000,000	790,169
	AutoNation Inc. 08/01/2031 2.400%	1,000,000	709,602
	Brunswick Corp 08/01/2027 7.125%	1,314,000	1,374,107
	Ford Motor Company 10/01/2028 6.625%	450,000	437,625
	General Motors Financial 01/12/2032 3.100%	1,000,000	754,232
	General Motors Financial 01/08/2031 2.350%	250,000	181,415
	Hasbro Inc 07/15/2028 6.600%	700,000	715,570
	Las Vegas Sands Corp 08/08/2029 3.900%	500,000	413,389
	Lowe’s Cos Inc 04/01/2052 4.250%	500,000	382,850
	MDC Holdings Inc 01/15/2030 3.850%	1,000,000	772,479
	Michael Kors 11/01/2024 4.250%^ (US Treasury Note 09/30/2024 2.125% + 1.900%) 144A	600,000	572,016
	Nissan Motor Co Ltd 09/17/2030 4.810% 144A	1,000,000	810,178
	PVH Corp 07/10/2025 4.625%	1,000,000	958,704
	Tapestry Inc 04/01/2025 4.250%	750,000	738,360
			9,610,696
0.92%	Consumer Staples:
	Constellation Brands 05/01/2030 2.875%	1,000,000	829,447
	Smithfield Foods 10/15/2030 3.000% 144A	1,000,000	772,140
			1,601,587

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of InvestmentsSeptember 30, 2022

		Principal	Fair Value
5.07%	Energy:
	Alliant Energy Finance 03/01/2032 3.600% 144A	$1,000,000	$853,287
	APA Corp 12/15/2029 7.750%	133,000	135,561
	DCP Midstream LP 12/15/2022 7.375%^ (3 month USD Libor + 5.148%)	450,000	443,934
	Energy Transfer LP 01/15/2024 5.875%	900,000	901,837
	Energy Transfer LP 02/15/2028 6.625%^ (3 month USD Libor + 4.155%)	400,000	291,999
	Marathon Petroleum Corp 09/15/2024 3.625%	540,000	523,032
	Occidental Petroleum 09/01/2025 5.875%	1,215,000	1,218,675
	ONEOK Inc 09/01/2029 3.400%	1,000,000	838,866
	Phillips 66 Partners LP 03/01/2028 3.750%	440,000	372,039
	Plains All American Pipeline LP 09/15/2030 3.800%	250,000	209,628
	Targa Resources Partners 03/01/2030 5.500%	500,000	448,755
	TC Energy Corp 6/15/2029 7.700%	850,000	921,692
	Valero Energy 12/01/2031 2.800%	1,000,000	795,372
	Williams Companies 01/15/2025 3.900%	900,000	870,997
			8,825,674
10.49%	Financials:
	Ally Financial 11/01/2031 8.000%	1,000,000	1,048,357
	American Express Co 06/16/2149 3.550%	500,000	385,338
	ASB Bank Limited 10/22/2031 2.375% 144A	2,000,000	1,540,520
	Banco Santander SA 03/24/2028 4.175%^ (US Treasury Note 02/28/2027 1.875% + 2.000%)	200,000	180,224
	Banco Santander SA 12/3/2030 2.749%	250,000	176,771
	Bank of America 06/19/2164 4.375%^ (5 year US Treasury Rate + 2.760%)	625,000	501,562
	Barclays PLC 05/16/2029 4.972%	250,000	224,977

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

	Principal	Fair Value
Blackstone Private Credit 12/15/2026 2.625%	$250,000	$205,228
Charles Schwab Corp 06/19/2164 5.000%	500,000	449,375
Citigroup Inc 03/31/2031 4.412%	250,000	224,282
Credit Swiss Group 06/5/2026 2.193% 144A	750,000	652,117
Factset Research Group 03/01/2027 Corp 2.900%	250,000	226,231
Federal Home Loan Bank 04/20/2029 4.000%	5,000,000	4,728,725
Fidelity National Financial 08/15/2028 4.500%	1,000,000	940,625
First Citizens Bancshares 06/19/2164 7.265%	500,000	490,590
Goldman Sachs Group 11/10/2026 4.125%^ (5 year US Treasury Rate + 2.949%)	500,000	397,500
Lloyds Banking Group 03/18/2026 3.511%^ (US Treasury Note 02/15/2025 1.500% + 1.600%)	450,000	421,272
Macquarie Group 06/21/2028 4.098% 144A	2,000,000	1,833,004
MSCI Inc 09/01/2030 3.625% 144A	100,000	82,280
NatWest Group 05/18/2029 4.892%^ (US Treasury Note 05/15/2028 2.875% + 1.820%)	500,000	455,151
Owl Rock Capital Corp 06/11/2028 2.875%	250,000	190,387
SBL Holdings Inc 11/13/2026 5.125% 144A	400,000	364,773
SLM Corp 10/29/2025 4.200%	90,000	80,566
Societe Generale 03/28/2024 3.875% 144A	500,000	486,298
Societe Generale 11/24/2025 4.750% 144A	250,000	236,351
Synchrony Bank 08/22/2025 5.400%	400,000	390,014
Toll Brothers Finance 03/15/2027 4.875%	1,000,000	917,868

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

		Principal	Fair Value
	Truist Financial Corp 03/01/2030 5.100%^ (10 year US Treasury Rate + 4.349%)	$500,000	$443,320
			18,273,706
0.14%	Heath Care:
	AMN Healtcare Services 10/01/2027 4.625% 144A	90,000	80,737
	ICON Plc 07/15/2026 2.875% 144A	90,000	79,186
	Teva Pharmaceutical 05/09/2027 4.750%	100,000	84,931
			244,854
8.70%	Industrials:
	Aircastle Ltd 05/01/2024 4.125%	900,000	864,826
	Allison Transmission Holdings Inc 10/01/2027 4.750% 144A	450,000	396,303
	Avalon Holdings Corp 11/18/2027 2.528% 144A	1,000,000	782,270
	Berry Global Inc 07/15/2027 5.625% 144A	500,000	467,767
	Boeing Co 02/04/2023 1.167%	700,000	691,352
	Boeing Co 02/15/2040 5.875%	1,000,000	861,559
	Can-Pack S.A. 11/15/2029 3.875% 144A	500,000	390,600
	CH Robinson Worldwide 04/15/2028 4.200%	1,000,000	930,068
	FedEx Corp 10/17/2048 4.950%	1,000,000	844,933
	Flour Corp 09/15/2028 4.250%	360,000	313,138
	Flowserve Corp 01/15/2032 2.800%	1,000,000	715,836
	Fortune Brands Home & Security 03/25/2032 4.000%	500,000	414,907
	Fortune Brands Home & Security 03/25/2052 4.500%	500,000	343,704
	Hubbell Inc 08/15/2027 3.150%	2,000,000	1,803,222
	Korn Ferry 12/15/2027 4.625% 144A	500,000	441,550
	Masco Corp 08/15/2032 6.500%	1,000,000	1,003,432
	Oshkosh Corp 03/01/2030 3.100%	1,000,000	805,390
	Owens Corning 06/01/2030 3.875%	1,000,000	873,596
	Quanta Services 10/01/2030 2.900%	1,000,000	799,235
	Ryder System Inc 09/01/2025 3.350%	1,000,000	945,962

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

		Principal	Fair Value
	Timken Co 12/15/2028 4.500%	$500,000	$456,594
			15,146,244
2.66%	Information Technology:
	Avnet Inc 06/01/2032 5.500%	1,000,000	907,996
	Bellsouth Telecommunication 06/01/2028 6.375%	500,000	494,960
	CA Inc 03/15/2027 4.700%	600,000	555,296
	Ciena Corp 01/31/30 4.000% 144A	100,000	83,500
	Corning Inc 03/15/2037 4.700%	200,000	176,268
	Hughes Satellite Systems 08/01/2026 5.250%	500,000	456,864
	Micron Technology 02/15/2027 4.185%	250,000	233,392
	Qorvo Inc 12/15/2024 1.750% 144A	500,000	460,907
	Trimble Inc 12/01/2024 4.750%	800,000	791,267
	Western Digital Corp 02/15/2026 4.750%	500,000	462,990
			4,623,440
2.23%	Materials:
	Albermarle Corp 06/01/2032 5.050%	500,000	463,324
	Domtar Corp 10/01/2028 6.750% 144A	100,000	76,804
	FMC Corp 10/01/2026 3.200%	600,000	551,860
	Nucor Corp 05/23/2027 4.300%	500,000	478,655
	Steel Dynamics Inc 12/15/2026 5.000%	500,000	490,009
	WestRock Corp 02/15/2031 7.950%	750,000	844,051
	Worthington Industries Inc 04/15/2026 4.550%	1,000,000	970,941
			3,875,644
1.35%	Real Estate:
	Crown Castle International Corp 03/15/2027 2.900%	250,000	221,908
	EPR Properties 04/15/2028 4.950%	360,000	309,857
	Highwoods Properties Inc 01/15/2023 3.625%	1,236,000	1,235,352
	Office Properties Income Trust 02/01/2027 2.340%	250,000	180,076
	Weyerhaeuser Co 03/09/2033 3.375%	500,000	404,965
			2,352,158

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

		Principal	Fair Value
2.85%	Utilities:
	Edison International 03/15/2023 2.950%	$900,000	$896,558
	Eversource Energy 03/01/2032 3.375%	1,000,000	841,261
	Exelon Corp 03/15/2032 3.350% 144A	1,000,000	838,311
	Georgia Power Co 05/15/2032 4.700%	1,000,000	936,528
	National Fuel Gas Co 03/01/2023 3.750%	1,000,000	994,599
	Sempra Energy 06/19/2164 4.875%^ (US Treasury Note 05/31/2025 0.250% + 4.550%)	500,000	465,000
			4,972,257
40.19%	TOTAL CORPORATE BONDS		69,982,992
	(Cost: $78,344,042)

30.97%	ASSET BACKED BONDS
	American Credit Acceptance 06/13/2028 4.410% 144A	1,687,500	1,633,994
	American Credit Acceptance 06/13/2028 4.850% 144A	900,000	857,947
	American Credit Acceptance 11/15/2027 1.340% 144A	1,000,000	938,436
	American Credit Acceptance 12/12/2025 2.970% 144A	1,540,842	1,529,783
	American Credit Acceptance 12/14/2026 1.310% 144A	729,761	719,107
	Aqua Finance Inc 07/17/2046 1.900% 144A	681,131	642,217
	Arivo Acceptance, LLC 05/15/2028 3.930% 144A	319,851	312,432
	Avis Budget Rental Car 03/20/2026 2.650% 144A	1,800,000	1,656,623
	Carmax Auto Owner Trust 10/15/2027 1.550% 144A	250,000	226,269
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	100,000	86,594
	Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	1,907,354
	Carvana Auto Receivables Trust 10/15/2024 2.710% 144A	267,369	267,222

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

	Principal	Fair Value
Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	$229,957	$224,790
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	450,000	424,224
Coinstar Funding, LLC 04/25/2047 5.216% 144A	426,375	397,096
Commercial Mortgage Pass Through 09/15/2033 5.095%^ (1 month USD Libor + 2.277%) 144A	55,000	48,501
Consumer Portfolio Services Inc 08/15/2028 5.190% 144A	1,800,000	1,698,791
Consumer Portfolio Services Inc 10/15/2029 7.140% 144A	900,000	828,318
Credit Acceptance Corp 05/15/2030 1.000% 144A	2,600,000	2,476,744
Drive Auto Receivables Trust 10/15/2027 0.870%	1,500,000	1,440,951
DT Auto Owner Trust 06/15/2026 1.470% 144A	1,540,250	1,495,610
DT Auto Owner Trust 11/15/2024 3.870% 144A	757,375	757,018
DT Auto Owner Trust 11/17/2025 2.550% 144A	900,000	876,884
Exeter Auto Receivables 01/15/2025 2.490% 144A	288,162	287,858
Exeter Auto Receivables 01/15/2026 0.690%	2,300,000	2,255,615
Exeter Auto Receivables 03/17/2025 3.710% 144A	625,539	620,641
Exeter Auto Receivables 05/15/2025 3.280% 144A	1,268,378	1,265,216
Exeter Auto Receivables 09/16/2024 4.350% 144A	390,020	389,463
Exeter Auto Receivables Trust 05/15/2025 5.330% 144A	800,000	800,531
Exeter Auto Receivables Trust 07/17/2028 4.560%	450,000	423,164
Exeter Auto Receivables Trust 10/15/2029 6.340% 144A	787,500	713,899
Federal Home Loan Mortgage Corp. 01/25/2042 2.550% 144A	100,000	87,250

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

	Principal	Fair Value
Federal Home Loan Mortgage Corp. 01/25/2042 3.450% 144A	$1,949,266	$1,931,989
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	2,326,108	109,539
Federal Home Loan Mortgage Corp. 05/25/2042 2.551% 144A	100,000	86,569
Federal National Mortgage Assoc. 01/25/2031 6.694%^ (Libor + 4.250%)	534,000	541,444
Federal National Mortgage Assoc. 02/25/2046 0.311%	20,713,073	77,011
Federal National Mortgage Assoc. 02/25/2047 0.261%	20,819,784	60,773
Federal National Mortgage Assoc. 04/25/2042 3.289% 144A	1,000,000	922,501
Federal National Mortgage Assoc. 06/25/2042 9.031%^ (30 day SOFR + 6.750%) 144A	1,000,000	1,002,501
Federal National Mortgage Assoc. 09/25/2042 4.783%^ (30 day Average SOFR + 2.500%) 144A	550,000	549,753
Federal National Mortgage Assoc. 11/25/2046 0.261%	31,600,832	87,282
Federal National Mortgage Assoc. 12/25/2025 1.949% 144A	250,000	227,658
First Investors Auto 01/15/2027 2.030% 144A	1,405,468	1,373,164
First Investors Auto 06/15/2029 5.410% 144A	500,000	453,251
Gls Auto Receivables 02/18/2025 3.540% 144A	330,777	329,635
Gls Auto Receivables 04/15/2024 4.170% 144A	102,948	102,958
Gls Auto Receivables 05/15/2025 2.960% 144A	660,777	654,130
Gls Auto Receivables 07/15/2027 4.310% 144A	725,000	694,708
Government National Mortgage Assoc. 03/16/2043 3.339%^ (Libor + 0.400%)	5,712	5,708

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

	Principal	Fair Value
GS Mortgage Securities Trust 09/10/2047 4.162%	$500,000	$481,003
Harvest SBA Loan Trust 06/26/2047 5.550%^ (Libor + 0.700%) 144A	686,932	650,868
JP Morgan Commercial Mortgage 01/25/2028 1.886% 144A	214,468	210,829
JP Morgan Commercial Mortgage 05/15/2048 3.342%	409,471	386,928
LAD Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	465,130
Mariner Finance 07/20/2032 2.960% 144A	1,360,594	1,335,729
Provident Funding Mortgage 4/25/2051 2.500% 144A	875,385	695,145
Santander Consumer 04/17/2028 2.560%	500,000	472,974
Santander Drive Auto 01/15/2026 1.010%	2,144,568	2,119,710
Santander Drive Auto 10/15/2025, 0.330% 144A	1,487,609	1,457,147
Santander Retail Auto Lease 11/20/2024 2.520% 144A	250,000	245,847
Santander Retail Auto Lease 11/20/2025 1.410% 144A	500,000	463,573
SCF Equipment Leasing 04/20/2026 2.470% 144A	588,053	579,337
SCF Equipment Leasing 08/21/2028 0.830% 144A	595,000	566,823
SCF Equipment Leasing 11/20/2031 3.790% 144A	500,000	433,479
Sequoia Mortgage Trust 04/25/50 3.000% 144A	237,476	228,711
Spruce Hill Mortgage Trust 01/28/2050 2.521% 144A	178,511	176,568
TBA, FNCL 03/25/2052 3.500%	500,000	448,726
Tesla Auto Lease 05/22/2023 5.480% 144A	450,000	450,743
Tricolor Auto Group 08/15/2025 4.710% 144A	485,000	473,130

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

		Principal	Fair Value
	Trinity Rail Leasing 10/18/2049 2.390% 144A	$236,096	$218,256
	United Auto Credit 04/10/2029 10.000% 144A	400,000	385,547
	United Auto Credit 11/10/2028 5.000% 144A	650,000	593,206
	Verizon Owner Trust 12/20/2023 2.330%	6,300	6,295
	Veros Credit Auto Receivables Trust 07/16/2029 7.230% 144A	550,000	525,164
	Verus Securitization Trust 11/25/2059 3.129% 144A	440,570	425,212
	Westlake Automobile 01/15/2026 2.760% 144A	1,840,000	1,793,770
	WinWater Mortgage Trust 01/20/2046 3.784% 144A	160,424	143,219

30.97%	TOTAL ASSET BACKED BONDS		53,934,185
	(Cost: $55,892,198)

24.46%	TREASURY NOTES
	US Treasury 11/30/2028 1.500%	21,500,000	18,531,151
	US Treasury 11/15/2031 1.375%	3,800,000	3,087,500
	US Treasury 05/15/2042 3.250%	4,000,000	3,550,000
	US Treasury 02/15/2042 2.375%	15,000,000	11,493,750
	US Treasury 02/15/2032 1.875%	7,000,000	5,931,408

24.46%	TOTAL TREASURY NOTES		42,593,809
	(Cost: $50,487,700)

95.62%	TOTAL DEBT SECURITIES		166,510,986
	(Cost: $184,723,940)

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

		Shares	Fair Value
3.98%	MONEY MARKET FUND
	Federated Government Obligation Institutional Shares, 2.81%*	6,920,783	6,920,783
	(Cost: $6,920,783)

99.60%	TOTAL INVESTMENTS		173,431,769
	(Cost: $191,644,723)
0.40%	Other assets, net of liabilities		703,598
100.00%	NET ASSETS		$174,135,367

*Effective 7 day yield as of September 30, 2022

TBA - To be announced

^Rate is determined periodically. Rate shown is the rate in effect on September 30, 2022.

144ASecurity is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $55,410,607 and is 31.82% of the Fund’s net assets.

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedSeptember 30, 2022

ANNUAL REPORT

Curasset Capital Management
Limited Term Income Fund

Shareholder LetterSeptember 30, 2022

Dear Shareholders,

From inception date of 12/1/2021 through 9/30/2022, the Curasset Capital Management Limited Term Income Fund returned -3.68% net of fees vs. a return of -4.63% Bloomberg US 1-3 Year Treasury Bond Index1 benchmark. We achieved this performance while also continuing to develop our research and operational capabilities including establishing trading relationships with broker dealers, implementing research models, and adding three employees (one of whom, Young-Sup Lee, now serves as Chief Risk Officer for the firm).

The benchmark 2-year treasury yield increased significantly over this period. The rise followed five Federal Reserve rate hikes, including 3 consecutive +75 basis points (bps)2 moves. This accompanied heightened volatility and inflation numbers coinciding with supply chain disruptions, war in Ukraine, China’s implementation of a “Zero Covid” policy disrupting growth, and continued pandemic risks.

As mentioned above, the largest driver for bond losses this year has been treasury rates. The Bloomberg US 1-3 Year Treasury Bond Index experienced a historically large negative return. We positioned the fund short duration3 versus its benchmark and peers, contributing to our out-performance. Along the way, we made strategic adjustments to our 2-year rate exposure which also added to our return. We also made conscious decisions to reduce our duration under-weight to decrease the risk from market volatility which has increased substantially. We are now closely monitoring rate changes and setting triggers to review our exposure in order to manage risk on our rate hedging strategies. This is an important component of our investment process.

In credit/spread markets, excess returns (i.e., spread returns) were negative across the board. While underweight during many of the early months, our current position is more neutral corporate bonds, although with a slight short bias. Asset-Backed Securities (“ABS”)4 has performed the best (and been the least volatile) in the spread world. Our overweight to this sector has helped the fund generate income while avoiding the risks of longer and sometimes riskier alternatives including CLOs, non-agency mortgages, agency Mortgage-Backed Securities (“MBS”)5 and other securities held by peers. Finally, we had very little in agency MBS as we wanted to avoid adding negative convexity in a high vol environment and were concerned about valuation levels in due to changing technicals with the Federal Reserve exiting its role as a major buyer of MBS. We will continue to observe trends in the MBS market for attractive entry points.

Sincerely,

Avinand J. Jutagir, CFA
President/Portfolio Manager
Currasset Capital Management

ANNUAL REPORT

Curasset Capital Management Limited Term Income Fund

Shareholder Letter - continuedSeptember 30, 2022

1The Bloomberg US 1-3 Year Treasury Bond Index measures the performance of investment grade, US dollar-dominated, fix-rate, taxable Corporate and government-related debt with 1 to 2,9999 years to maturity.

2A basis point is a unit of measure for interest rates and other percentages in finance.

3Duration is the measure of the price sensitivity of a bond to changes in interest rates.

4An asset-backed security is a type of financial investment that is collateralized by an underlying pool of assets.

5A mortgage-backed security is a debt security that is collateralized by a mortgage or collection of mortgages.

Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

Curasset Capital Management Limited Term Income Fund is distributed by Foreside Fund Services, LLC.

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus. Please read it carefully before investing.

Mutual funds involve risk including possible loss of principal. There is no assurance that the Fund will achieve its investment objective. The market price of a security may decline due to general market conditions that are not specifically related to a particular company, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. The prices of fixed income securities respond to economic developments as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities.

Investors cannot directly invest in an index.

Asset and mortgage back securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset and mortgage back securities are subject to prepayment and extension risks.

Curasset Capital Management
Limited Term Income Fund

GROWTH OF $10,000 INVESTMENT IN THE
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND VS.
BLOOMBERG US 1–3 YR BOND INDEX (unaudited)
$11
$10
$9
$8
In Thousands
$9,632
$9,537
12/1/21
3/31/22
9/30/22
Past performance is not predictive of future performance.
Curasset Capital Management Limited Term Income Fund
Bloomberg US 1–3 Yr Bond Index

Total Return Since Inception 12/1/2021 to 9/30/2022
Curasset Capital Management Limited Term Income Fund	-3.68%
Bloomberg US 1-3 Yr Bond Index	-4.63%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The Bloomberg US 1-3 Yr bond Index measures the performance of investment grade, US dollar-dominated, fix-rate, taxable Corporate and government-related debt with a maturity between 1 and up to (but not including) 3 years.

ANNUAL REPORT

		Principal	Fair Value
82.26%	DEBT SECURITIES

27.49%	CORPORATE BONDS
0.42%	Communication Services:
	Hughes Satellite Services 8/01/2026 5.250%	$500,000	$456,864
	Sprint Corp 06/15/2024 7.125%	550,000	558,228
			1,015,092
3.30%	Consumer Discretionary:
	Abercrombie & Fitch 07/15/2025 8.750% 144A	550,000	536,250
	Brunswick Corp 08/01/2027 7.125%	1,606,000	1,679,465
	Ford Motor 10/01/2028 6.625%	550,000	534,875
	Ford Motor 11/1/2022, 3.350%	250,000	249,647
	Hasbro Inc 07/15/2028 6.600%	798,000	815,750
	KB Home 05/15/2023 7.625%	500,000	499,425
	Michael Kors 11/01/2024 4.250%^ (US Treasury Note 09/30/2024 2.125% + 1.900%) 144A	1,700,000	1,620,712
	PVH Corp 11/15/2023 7.750%	839,000	864,615
	Tapestry Inc 04/01/2025 4.250%	1,250,000	1,230,600
			8,031,339
0.34%	Consumer Staples:
	Church & Dwight Co 10/01/2022 2.875% 144A	816,000	816,000

3.66%	Energy:
	DCP Midstream LP 12/15/2022 7.375%^ (3 month USD Libor + 5.148%)	1,550,000	1,529,106
	Enbridge US Inc 02/16/2024 4.458%	500,000	494,670
	Energy Transfer LP 01/15/2024 5.875%	1,100,000	1,102,245
	Energy Transfer LP 02/15/2028 6.625%^ (3 month USD Libor + 4.155%)	600,000	437,999
	Marathon Petroleum Corp 09/15/2024 3.625%	659,000	638,293
	Occidental Petroleum 09/01/2025 5.875%	1,485,000	1,489,492
	Phillips 66 Partners LP 03/01/2028 3.750%	540,000	456,594

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of InvestmentsSeptember 30, 2022

		Principal	Fair Value
	Targa Resources Partners 03/01/2030 5.500%	$500,000	$448,755
	TC Energy Corp 6/15/2029 7.700%	1,150,000	1,246,996
	Williams Companies 01/15/2025 3.900%	1,100,000	1,064,552
			8,908,702
6.56%	Financials:
	Ally Financial 11/20/2025 5.750%	250,000	242,474
	Bank of America 06/19/2164 4.375%^ (5 year US Treasury Rate + 2.760%)	125,000	100,312
	Banque Federative 10/04/2026 1.604% 144A	2,000,000	1,708,138
	Barclays PLC 05/07/2026 2.852%^ (6 month US Treasury Note + 2.500%)	250,000	226,940
	Blackstone Private Credit 01/15/2025 2.700%	250,000	226,612
	Blackstone Private Credit 09/15/2024 1.750%	115,000	104,797
	Citigroup Inc 06/19/2164 4.000%^ (5 year US Treasury Rate + 3.597%)	500,000	421,250
	Credit Agricole SA 01/26/2027 1.247%^ (US Treasury Note 12/31/2025 0.375% + 0.800%) 144A	2,000,000	1,702,696
	Credit Suisse Group 06/05/2026 2.193% 144A	1,250,000	1,086,861
	First Citizens Bancshares 06/19/2164 7.265%	1,000,000	981,180
	Goldman Sachs Group 11/10/2026 3.650%^ (5 year US Treasury Rate + 2.915%)	500,000	383,750
	ING Groep NV 03/29/2027 3.950%	2,000,000	1,839,600
	Lloyds Banking Group 03/18/2026 3.511%^ (US Treasury Note 02/15/2025 1.500% + 1.600%)	550,000	514,888
	Macquarie Group 06/21/2028 4.098% 144A	2,000,000	1,833,004
	Markel Corp 03/30/2023 3.625%	1,155,000	1,149,623
	Paccar Financial Corp 04/07/2025 2.850%	500,000	478,014
	RLI Corp 09/15/2023 4.875%	1,000,000	1,000,796

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

		Principal	Fair Value
	SBL Holdings Inc 11/13/2026 5.125% 144A	$600,000	$547,159
	SLM Corp 10/29/2025 4.200%	110,000	98,470
	Societe Generale 03/28/2024 3.875% 144A	500,000	486,297
	Societe Generale 11/24/2025 4.750% 144A	250,000	236,351
	Synchrony Bank 08/22/2025 5.400%	600,000	585,022
	Wells Fargo & Co 08/15/2023 4.125%	20,000	19,905
			15,974,139
0.12%	Health Care:
	AMN Healthcare Services 10/01/2027 4.625% 144A	110,000	98,679
	ICON plc 07/15/2026 2.875% 144A	110,000	96,783
	Teva Pharmaceutical 05/09/2027 4.750%	100,000	84,931
			280,393
4.19%	Industrials:
	Aircastle Ltd 05/01/2024 4.125%	1,100,000	1,057,010
	Allison Transmission Holdings Inc 10/01/2027 4.750% 144A	550,000	484,370
	Avalon Holdings Corp 5/15/2024 5.250% 144A	1,000,000	970,250
	Boeing Co 02/04/2023 1.167%	780,000	770,364
	Can-Pack S.A. 11/01/25 3.125% 144A	500,000	434,838
	Cargill Inc 04/22/2025 3.500% 144A	500,000	482,231
	Flour Corp 09/15/2028 4.250%	440,000	382,724
	General Motors 09/30/2027 5.750%	500,000	405,608
	Hubbell Inc 08/15/2027 3.150%	3,179,000	2,866,221
	Jeld-Wen Inc 05/15/2025 6.250% 144A	550,000	517,000
	Korn Ferry 12/15/2027 4.625% 144A	500,000	441,550
	Ryder System Inc 09/01/2025 3.350%	1,000,000	945,962
	Timken Co 12/15/2028 4.500%	500,000	456,594
			10,214,722
1.55%	Information Technology:
	Micron Technology 02/15/2027 4.185%	250,000	233,392
	Teledyn Technologies Inc 04/01/2023 0.650%	1,425,000	1,399,022

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

		Principal	Fair Value
	Trimble Inc 12/01/2024 4.750%	$1,200,000	$1,186,901
	Qorvo Inc 12/15/2024 1.750% 144A	550,000	506,997
	Western Digital Corp 02/15/2026 4.750%	500,000	462,990
			3,789,302
2.67%	Materials:
	Ball Corp 03/15/2026 4.875%	500,000	474,355
	Celanese US Holdings LLC 3/15/2025 6.050%	1,000,000	976,846
	Cytec Industries Inc 04/01/2023 3.500%	1,100,000	1,090,900
	Domtar Corp 10/01/2028 6.750% 144A	100,000	76,804
	FMC Corp 10/01/2026 3.200%	800,000	735,813
	Reliance Steel & Aluminum 08/15/2025 1.300%	1,000,000	892,176
	Sealed Air Corp 12/01/2024 5.125% 144A	500,000	482,500
	Steel Dynamics Inc 12/15/2026 5.000%	813,000	796,755
	Worthington Industries Inc 04/15/2026 4.550%	1,000,000	970,941
			6,497,090
1.76%	Real Estate:
	EPR Properties 04/15/2028 4.950%	220,000	189,357
	Highwoods Properties Inc 01/15/2023 3.625%	1,500,000	1,499,214
	ISTAR INC 10/01/2024 4.75%	500,000	493,100
	Office Properties Income Trust 02/01/2027 2.340%	250,000	180,076
	Toll Brosthers Finance 03/15/2027 4.875%	1,000,000	917,868
	Toll Brosthers Finance 04/15/2023 4.375%	1,000,000	994,698
			4,274,313
2.92%	Utilities:
	Edison Intl 03/15/2023 2.950%	1,100,000	1,095,793
	Metrpolitan Edison 03/15/2023 3.500% 144A	2,188,000	2,168,183
	National Fuel Gas Co 03/01/2023 3.750%	1,050,000	1,044,329

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

		Principal	Fair Value
	OGE Energy Corp 05/26/2023 0.703%	$1,000,000	$973,510
	Southern Company 07/01/2023 2.950%	1,858,000	1,836,384
			7,118,199

27.49%	TOTAL CORPORATE BONDS
	(Cost: $70,872,538)		$66,919,291

39.69%	ASSET BACKED BONDS
	American Credit Acceptance 05/13/2026 5.650% 144A	2,000,000	1,997,962
	American Credit Acceptance 06/13/2028 4.410% 144A	2,062,500	1,997,104
	American Credit Acceptance 06/13/2028 4.850% 144A	1,100,000	1,048,601
	American Credit Acceptance 11/15/2027 1.340% 144A	1,000,000	938,436
	American Credit Acceptance 12/12/2025 2.970% 144A	1,883,251	1,869,735
	American Credit Acceptance 12/14/2026 1.310% 144A	891,930	878,908
	Angel Oak Mortgage Trust 01/25/2066 0.909% 144A	83,851	71,591
	Aqua Finance Inc 07/17/2046 1.900% 144A	832,493	784,931
	Arivo Acceptance, LLC 05/15/2028 3.930% 144A	479,776	468,648
	Avid Acceptance 07/15/2026 3.140% 144A	1,000,000	992,958
	Avis Budget Rental Car 03/20/2024 3.330% 144A	2,000,000	1,991,704
	Avis Budget Rental Car 03/20/2026 2.650% 144A	2,275,000	2,093,787
	Bridgecrest Acceptance 02/18/2025 3.480% 144A	1,531,470	1,523,883
	Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	226,268
	CarNow Auto 10/15/2024 0.970% 144A	97,278	97,152
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	100,000	86,594

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

	Principal	Fair Value
Carvana Auto Receivables Trust 09/11/2028 1.240%	$1,486,449	$1,451,274
Carvana Auto Receivables Trust 10/15/2024 2.710% 144A	326,785	326,604
Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	168,851
Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	281,059	274,743
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	550,000	518,497
CIG Financial 01/13/2025 1.550% 144A	406,924	406,027
Citigroup Commercial 04/10/2046 2.815%	771,097	767,136
Citigroup Mortgage Loan 08/25/2050 2.500% 144A	86,013	71,208
CoinStar Funding, LLC 04/25/2047 5.216% 144A	521,125	485,339
Commercial Mortgage Pass Through 09/15/2033 5.095%^ (1 month USD Libor + 2.277%) 144A	65,000	57,320
CPS Auto Trust 04/15/2030 4.880% 144A	1,250,000	1,225,160
CPS Auto Trust 07/15/2025 4.300% 144A	1,000,000	989,876
CPS Auto Trust 08/15/2028 5.190% 144A	2,200,000	2,076,301
CPS Auto Trust 09/15/2025 6.070% 144A	500,000	501,100
CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,012,388
Credit Acceptance Corp 05/15/2030 1.000% 144A	2,948,000	2,808,247
Credit Suisse Mortgage 04/25/2037 3.817% 144A	1,243,916	1,165,504
Credit Suisse Mortgage 04/25/2044 3.817% 144A	949,021	784,752
Drive Auto Receivables Trust 01/15/2026 4.090%	57,047	57,053
Drive Auto Receivables Trust 10/15/2027 0.870%	2,500,000	2,401,585

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

	Principal	Fair Value
Drive Auto Receivalbes Trust 04/15/2026 4.300%	$1,273,047	$1,273,972
DT Auto Owner Trust 01/18/2028 2.380% 144A	250,000	230,988
DT Auto Owner Trust 03/15/2028 4.720% 144A	2,000,000	1,930,174
DT Auto Owner Trust 06/15/2026 1.470% 144A	2,073,750	2,013,649
DT Auto Owner Trust 07/15/2025 2.730% 144A	301,879	301,487
DT Auto Owner Trust 11/15/2024 3.870% 144A	925,681	925,244
DT Auto Owner Trust 11/17/2025 2.550% 144A	1,100,000	1,071,748
Exeter Auto Receivables 01/15/2025 2.490% 144A	352,199	351,827
Exeter Auto Receivables 01/15/2026 0.690%	2,700,000	2,647,895
Exeter Auto Receivables 03/15/2023 5.200% 144A	1,000,000	994,186
Exeter Auto Receivables 03/15/2024 4.040% 144A	390,769	390,222
Exeter Auto Receivables 03/17/2025 3.710% 144A	764,547	758,561
Exeter Auto Receivables 05/15/2025 3.280% 144A	1,550,240	1,546,376
Exeter Auto Receivables 05/15/2025 5.330% 144A	1,200,000	1,200,797
Exeter Auto Receivables 07/17/2028 4.560%	550,000	517,200
Exeter Auto Receivables 09/16/2024 4.350% 144A	476,692	476,011
Exeter Auto Receivables 10/15/2029 6.340% 144A	962,500	872,544
Exeter Auto Receivables 11/17/2025 2.190%	2,922,895	2,911,785
Federal Home Loan Mortgage Corp 03/15/2045 3.500%	660,579	649,274
Federal Home Loan Mortgage Corp 05/15/2027 3.000%	2,554,142	120,277

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

	Principal	Fair Value
Federal Home Loan Mortgage Corp 03/25/2052 3.500%	$500,000	$448,726
Federal Home Loan Mortgage Corp 05/25/2042 2.551% 144A	2,382,436	2,361,320
Federal Home Loan Mortgage Corp 07/15/2029 3.000%	392,118	388,092
Federal National Mortgage Assoc. 01/25/2031 6.694%^ (1 month USD Libor + 4.25000%)	1,000,000	1,013,941
Federal National Mortgage Assoc. 02/25/2046 0.311%	25,315,978	94,125
Federal National Mortgage Assoc. 02/25/2047 0.261%	31,229,677	91,159
Federal National Mortgage Assoc. 05/25/2035 9.290%^ (1 month USD Libor + 17.000%)	24,173	23,881
Federal National Mortgage Assoc. 07/25/2042 5.808%^ (30 day SOFR + 3.600%) 144A	250,000	236,563
Federal National Mortgage Assoc. 09/25/2042 4.783%^ (30 day Average SOFR + 2.500%) 144A	700,000	699,685
Federal National Mortgage Assoc. 10/25/2032 3.000%	408,307	405,200
Federal National Mortgage Assoc. 11/25/2046 0.261%	47,401,248	130,922
Federal National Mortgage Assoc. 12/26/2041 4.181%^ (30 day Average SOFR + 1.90%) 144A	250,000	227,657
First Investors Auto 01/15/2027 2.030% 144A	1,405,468	1,373,164
First Investors Auto 06/15/2029 5.410% 144A	500,000	453,251
Flagship Credit Auto Trust 04/15/2026 3.800% 144A	2,000,000	1,988,240
Foursight Capital Auto Receivables 08/15/2025 2.410% 144A	1,750,000	1,734,824
GCAT 08/25/2066 1.915% 144A	190,291	169,435
GLS Auto Receivables 02/18/2025 3.540% 144A	404,283	402,887

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

	Principal	Fair Value
GLS Auto Receivables 04/15/2024 4.170% 144A	$125,826	$125,838
GLS Auto Receivables 05/15/2025 2.960% 144A	807,617	799,492
GLS Auto Receivables 07/15/2027 4.310% 144A	725,000	694,708
GM Financial 10/21/2024 0.510%	35,000	34,769
Government National Mortgage Assoc. 03/16/2043 3.339%^ (Libor + 0.400%)	6,552	6,547
Government National Mortgage Assoc. 07/20/2028 3.500%	1,268,341	1,261,024
GS Mortgage Securities Trust 09/10/2047 4.162%	750,000	721,505
Harvest SBA Loan Trust 06/26/2047 5.550%^ (Libor + 0.700%) 144A	839,584	795,505
JP Morgan Commercial Mortgage 01/25/2028 1.886% 144A	262,128	257,680
JP Morgan Commercial Mortgage 05/15/2048 3.342%	500,465	472,911
JP Morgan Mortgage Trust 05/25/2050 3.000% 144A	217,334	211,802
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	54,929	49,940
JP Morgan Mortgage Trust 10/25/2029 2.820% 144A	114,039	107,163
LAD Auto Receivables Trust 04/15/2030 6.850% 144A	726,000	697,695
Mariner Finance 07/20/2032 2.960% 144A	1,840,803	1,807,162
Mill City Mortgage 04/25/2066 3.485% 144A	900,421	856,569
Pagaya AI Debt Selection Trust 01/25/2029 3.000% 144A	53,791	50,239
Prestige Auto Receivables 10/15/2024 4.140% 144A	1,721,891	1,718,580
Provident Funding Mortgage 04/25/2051 2.500% 144A	875,385	695,145
Santander Drive Auto 01/15/2026 1.010%	2,637,114	2,606,547

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

	Principal	Fair Value
Santander Drive Auto 04/14/2025 0.500%	$179,294	$178,980
Santander Drive Auto 04/17/2028 2.560%	500,000	472,974
Santander Drive Auto 10/15/2025, 0.330% 144A	1,487,609	1,457,147
Santander Retail Auto Lease 11/20/2024 2.520% 144A	250,000	245,847
Santander Retail Auto Lease 11/20/2025 1.410% 144A	665,000	616,552
SCF Equipment Leasing 04/20/2026 2.470% 144A	588,053	579,337
SCF Equipment Leasing 07/20/2032 5.260% 144A	500,000	432,111
SCF Equipment Leasing 08/21/2028 0.830% 144A	595,000	566,823
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	237,476	228,711
Skopos Auto Receivables Trust 09/16/2024 3.630% 144A	332,107	331,215
SMB Private Education Trust 09/15/2037 2.230% 144A	1,462,855	1,364,737
Spruce Hill Mortgage Trust 01/28/2050 2.521% 144A	218,181	215,805
Telsa Auto Lease 05/22/2023 5.480% 144A	550,000	550,909
Tricolor Auto Group 02/18/2025 3.300% 144A	770,622	760,497
Trinity Rail Leasing 10/18/2049 2.390% 144A	354,144	327,384
United Airlines 10/15/2025 4.150%	557,032	527,094
United Auto Credit 04/10/2029 10.000% 144A	600,000	578,321
United Auto Credit 11/10/2028 5.000% 144A	850,000	775,730

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

		Principal	Fair Value
	USASF Servicing LLC 04/15/2025 3.980% 144A	$901,572	$885,839
	Verizon Owner Trust 12/20/2023 2.330%	7,700	7,694
	Veros Credit Auto Receivables Trust 07/16/2029 7.230% 144A	700,000	668,391
	Verus Securitization Trust 11/25/2059 3.129% 144A	538,474	519,704
	Westlake Automobile 01/15/2026 2.760% 144A	2,160,000	2,105,730
	WinWater Mortgage Trust 01/20/2046 3.784% 144A	188,324	168,127
	World Omni Finance Corp 05/15/2024 3.040%	64,459	64,446

39.69%	TOTAL ASSET BACKED BONDS		96,645,442
	(Cost: $99,367,243)

15.08%	TREASURY NOTES
	US Treasury 11/30/2023 0.500%	6,700,000	6,412,369
	US Treasury 11/15/2024 0.750%	5,000,000	4,646,095
	US Treasury 10/11/2022(1)	10,000,000	9,994,560
	US Treasury 11/17/2022(1)	10,000,000	9,964,380
	US Treasury 01/31/2027 1.500%	1,287,000	1,153,675
	US Treasury 02/28/2027 1.875%	5,000,000	4,553,515

15.08%	TOTAL TREASURY NOTES		36,724,594
	(Cost: $37,894,100)

82.26%	TOTAL DEBT SECURITIES		200,289,327
	(Cost: $208,133,881)

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

17.53%	MONEY MARKET FUND	Shares	Fair Value
	Federated Government Obligation Institutional Shares, 2.81%*	42,668,551	42,668,551
	(Cost: $42,668,551)

99.79%	TOTAL INVESTMENTS		242,957,878
	(Cost: $250,802,432)
0.21%	Other assets, net of liabilities		512,579
100.00%	NET ASSETS		$243,470,457

(1)Zero-coupon bond

*Effective 7 day yield as of September 30, 2022

TBA - To be announced

^Rate is determined periodically. Rate shown is the rate in effect on September 30, 2022.

144ASecurity is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $91,835,988 and is 37.72% of the Fund’s net assets.

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedSeptember 30, 2022

	Core Bond Fund	Limited Term Income Fund
ASSETS
Investments at fair value* (Note 1)	$173,431,769	$242,957,878
Cash held at broker	25,000	25,000
Receivable for capital stock sold	51,463	62,545
Interest receivable	1,160,248	981,546
Prepaid expenses	4,614	4,968
TOTAL ASSETS	174,673,094	244,031,937

LIABILITIES
Payable for securities purchased	472,812	472,815
Accrued advisory fees	43,086	63,905
Accrued accounting, administration and transfer agent fees	15,727	21,057
Other accrued expenses	6,102	3,703
TOTAL LIABILITIES	537,727	561,480
NET ASSETS	$174,135,367	$243,470,457

Net Assets Consist of:
Paid-in capital	$196,439,977	$253,784,600
Distributable earnings (accumulated deficits)	(22,304,610)	(10,314,143)
Net Assets	$174,135,367	$243,470,457

NET ASSET VALUE PER SHARE
Net Assets	$174,135,367	$243,470,457
Shares Outstanding	19,931,877	25,577,883
Net Asset Value and Offering Price Per Share	$8.74	$9.52

*Identified cost of:	$191,644,723	$250,802,432

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Assets and LiabilitiesSeptember 30, 2022

	Core Bond Fund	Limited Term Income Fund
	December 1, 2021* through September 30, 2022	December 1, 2021* through September 30, 2022
INVESTMENT INCOME
Interest	$3,643,531	$3,762,784
Total investment income	3,643,531	3,762,784

EXPENSES
Advisory fees (Note 2)	464,081	733,320
Recordkeeping and administrative services (Note 2)	77,215	99,164
Accounting fees (Note 2)	50,659	65,372
Custody fees	14,539	16,918
Transfer agent fees (Note 2)	16,324	19,301
Professional fees	17,156	17,819
Filing and registration fees	4,000	4,000
Trustee fees	6,609	8,196
Compliance fees	5,707	6,959
Shareholder reports	16,537	18,845
Insurance	3,794	3,794
Other	25,181	26,451
Total expenses	701,802	1,020,139
Management fee waivers (Note 2)	(171,866)	(211,297)
Net expenses	529,936	808,842
Net investment income (loss)	3,113,595	2,953,942

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(4,147,709)	(2,563,358)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(18,212,954)	(7,844,554)
Net realized and unrealized gain (loss) on investments	(22,360,663)	(10,407,912)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(19,247,068)	$(7,453,970)

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of OperationsSeptember 30, 2022

	Core Bond Fund	Limited Term Income Fund
	December 1, 2021* through September 30, 2022	December 1, 2021* through September 30, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,113,595	$2,953,942
Net realized gain (loss) on investments	(4,147,709)	(2,563,358)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(18,212,954)	(7,844,554)
Increase (decrease) in net assets from operations	(19,247,068)	(7,453,970)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(3,057,542)	(2,860,173)
Decrease in net assets from distributions	(3,057,542)	(2,860,173)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	209,600,417	273,075,184
Distributions reinvested	370,069	231,031
Shares redeemed	(13,530,509)	(19,521,615)
Increase (decrease) in net assets from capital stock transactions	196,439,977	253,784,600

NET ASSETS
Increase (decrease) during period	174,135,367	243,470,457
Beginning of period	—	—
End of period	$174,135,367	$243,470,457

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Changes in Net AssetsSeptember 30, 2022

December 1, 2021(2) through September 30, 2022
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(1)	0.19
Net realized and unrealized gain (loss) on investments	(1.29)
Total from investment activities	(1.10)
Distributions
Net investment income	(0.16)
Total distributions	(0.16)

Net asset value, end of period	$8.74

Total Return(3)	(11.10%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.54%
Expenses, net of waiver or recovery (Note 2)	0.41%
Net investment income (loss)	2.41%
Portfolio turnover rate(5)	85.91%
Net assets, end of period (000’s)	$174,135

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets has been annualized.

(5)Portfolio turnover rate is for the period indicated and excludes purchases and sales of TBA securities and has not been annualized.

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

December 1, 2021(2) through September 30, 2022
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(1)	0.14
Net realized and unrealized gain (loss) on investments	(0.51)
Total from investment activities	(0.37)
Distributions
Net investment income	(0.11)
Total distributions	(0.11)

Net asset value, end of period	$9.52

Total Return(3)	(3.68%)
Ratios/Supplemental Data
Ratio to average net assets(4)
Expenses, gross	0.61%
Expenses, net of waiver or recovery (Note 2)	0.49%
Net investment income (loss)	1.77%
Portfolio turnover rate(5)	122.59%
Net assets, end of period (000’s)	$243,470

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and excludes purchases and sales of TBA securities and has not been annualized.

See Notes to Financial Statements

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Funds offer Class A, Investor Class, Institutional Class and Founders Class shares. As of September 30, 2022, neither Fund had Class A, Investor Class or Institutional Class shares outstanding. Each Fund’s Founders Class commenced operations on December 1, 2021.

The investment objective of the Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) is to provide total return, comprised of income and capital appreciation.

The investment objective of the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) is to seek income.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ record investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial StatementsSeptember 30, 2022

times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The FASB has issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, to increase comparability of financial information for entities that hold equity securities with contractual restrictions prohibiting the sale of the securities. Currently, there is diversity in practice on the application of a discount to measure fair value when securities have such contractual restrictions. The ASU provides clarity related to this matter. The ASU also adds disclosure requirements related to contractual sale restrictions.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Bond Fund
Debt Securities	$—	$166,510,986	$—	$166,510,986
Money Market Fund	6,920,783	—	—	6,920,783
	$6,920,783	$166,510,986	$—	$173,431,769

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Limited Term Income Fund
Debt Securities	$—	$200,289,327	$—	$200,289,327
Money Market Funds	42,668,551	—	—	42,668,551
	$42,668,551	$200,289,327	$—	$242,957,878

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the period ended September 30, 2022. The Funds held no Level 3 securities at any time during the period ended September 30, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022

of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period ended September 30, 2022, there were no such reclassifications.

Mortgage-Related Securities

The Funds can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022

related securities issued by private issuers are not U.S. government securities and are subject to greater credit risks than mortgage related securities that are U.S. government securities. Credit risk is greater for mortgage related securities that are not directly or indirectly guaranteed by a U.S. government-sponsored enterprise (“GSE”) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks). However, GSEs are not guaranteed by the U.S. Treasury and in the event that a GSE cannot meet its obligations, there can be no assurance that the U.S. government will provide support. Certain purchases of agency or GSE-guaranteed mortgage-backed securities are forward transactions (called “to-be-announced” or “TBA” transactions) that can settle a month or more after the trade date. If the counterparty to a TBA transaction does not perform its obligation to deliver the specified mortgage-backed securities, the Funds could be required to replace those securities at a higher price. During the settlement period, the Funds will bear the risk of any decline in the value of the security to be delivered. For either purchase or sale transactions, the Funds may choose to extend the settlement through a “dollar roll” transaction in which it sells its current TBA security to a dealer while simultaneously agreeing to buy a TBA security with similar characteristics with a later settlement date. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Funds may be less favorable than the security delivered to the dealer.

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements between the Trust and Curasset Capital Management, LLC (the “Advisor”), the Advisor provides investment advisory services to the Funds for an investment management fee equal to 0.36% and 0.44% of the daily net assets of the Core Bond Fund and the Limited Term Income Fund, respectively.

The Advisor earned and waived advisory fees for the period ended September 30, 2022 as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived
Core Bond Fund	$464,081	$171,866
Limited Term Income Fund	733,320	211,297

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until January 31, 2024 to keep Total Annual Fund Operating

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022

Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding 0.36% for the Core Bond Fund’s daily net assets and 0.44% for the Limited Term Income Fund’s daily net assets. Prior to February 14, 2022, these expense limits were 0.75% and 0.85%, respectively. The Trust and the Advisor may terminate this limitation expense agreement prior to January 31, 2024 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of September 30, 2022, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2025	Total
Core Bond Fund	$171,866	$171,866
Limited Term Income Fund	211,297	211,297

The Funds have adopted a Distribution and Service Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for the Class A and Investor Class shares. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to its distributor. The fee paid to the distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution-related activities for each of the Funds.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022

The Funds have adopted a shareholder services plan with respect to their Class A, Investor and Institutional Class Shares. Under the shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

No fees were incurred by the Funds under the 12b-1 Plan or shareholder services plan during the period ended September 30, 2022.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the period ended September 30, 2022, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Core Bond Fund	$73,680	$11,551	$48,421
Limited Term Income Fund	94,929	14,482	62,464

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the period ended September 30, 2022 were as follows:

	Purchases	Sales
Core Bond Fund
Corporate bonds	$143,135,973	$(18,797,872)
Short term investments	60,353,537	(56,098,306)
Government issues	156,664,543	(96,385,616)
	$360,154,053	$(171,281,794)

	Purchases	Sales
Limited Term Income Fund
Corporate bonds	$189,659,309	$(38,597,464)
Short term investments	122,071,429	(90,645,357)
Government issues	159,524,511	(131,402,207)
	$471,255,249	$(260,645,028)

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the period ended September 30, 2022 were as follows:

	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$3,057,542	$2,860,173

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022

As of September 30, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Core Bond Fund	Limited Term Income Fund
Accumulated net investment income (loss)	$56,053	$93,769
Other accumulated losses	(4,125,572)	(2,546,438)
Net unrealized appreciation (depreciation) on investments	(18,235,091)	(7,861,474)
	$(22,304,610)	$(10,314,143)

For tax purposes, the Core Bond Fund and Limited Term Income Fund had capital loss carry forwards of $4,125,572 and $2,546,438, respectively. These losses will retain the character of short term and may be carried forward indefinitely.

As of September 30, 2022, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core Bond Fund	$191,666,860	$32,179	$(18,267,270)	$(18,235,091)
Limited Term Income Fund	250,819,351	27,967	(7,889,441)	(7,861,474)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions for the period ended September 30, 2022 were:

	Core Bond Fund	Limited Term Income Fund
Shares sold	21,350,570	27,566,185
Shares reinvested	39,566	23,792
Shares redeemed	(1,458,259)	(2,012,094)
Net increase (decrease)	19,931,877	25,577,883

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedSeptember 30, 2022

NOTE 6 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of World Funds Trust and
the Shareholders of Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund, each a series of shares of beneficial interest in World Funds Trust (the “Funds”), including the schedules of investments, as of September 30, 2022, and the related statements of operations and changes in net assets, and the financial highlights for the period December 1, 2021 (commencement of operations) through September 30, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations, the changes in their net assets and their financial highlights for the period from December 1, 2021 to September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Report of Independent Registered Public Accounting Firm - continued

reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the World Funds Trust since 2021.

Philadelphia, Pennsylvania
November 29, 2022

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	20	Independent Trustee for the ETF Opportunities Trust for the thirteen series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the fourteen series of that trust; and ETF Opportunities Trust for the thirteen series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), 2013 to present.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (59) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September 2022

Counsel, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present,
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A share, deferred sales charges on certain redemptions made within 18 months of purchase of Class A shares and redemption fees on certain redemptions made within 60 days of purchase of Class A shares and Investor Class shares, and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2022 and held for the six months ended September 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited)

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 9/30/22
Core Bond Fund
Actual	$1,000.00	$964.93	0.36%	$1.77
Hypothetical**	$1,000.00	$1,023.26	0.36%	$1.83
Limited Term Income Fund
Actual	$1,000.00	$992.17	0.44%	$2.20
Hypothetical**	$1,000.00	$1,022.86	0.44%	$2.23

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited) - continued

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Privacy Notice

Investment Advisor:

Curasset Capital Management, LLC
50 Park Place, Suite 1004
Newark, New Jersey 07102

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)      The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)      Not applicable.

(a)(3)      At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $31,000 for 2022 and $0 for 2021.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2022 and $0 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2022

* Print the name and title of each signing officer under his or her signature.